UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 28, 2007 to March 26, 2007

Commission File Number of issuing entity: 333-131374-45

BEAR STEARNS ASSET BACKED SECURITIES I TRUST 2007-HE2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-131374

BEAR STEARNS ASSET BACKED SECURITIES I LLC
(Exact name of depositor as specified in its charter)

EMC MORTGAGE CORPORATION
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3757072
36-4608011
36-4608010
61-1528754
61-1528753
32-0202487
32-0202486
30-0417337
30-0417336
30-0417335
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes I-A-1, I-A-2, I-A-3, I-M-1, I-M-2, I-M-3, I-M-4, I-M-5, I-M-6, I-M-7, I-M-8, I-M-9, II-1A-1, II-1A-2, II-1A-3, II-1A-4, II-2A, II-3A, II-M-1, II-M-2, II-M-3, II-M-4, II-M-5, II-M-6, II-M-7, II-M-8, and II-M-9.
	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The revised monthly distribution report for the period referenced above for the holders of Bear Stearns Asset Backed Securities I Trust 2007-HE2, Asset-Backed Certificates, Series 2007-HE2 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
No update.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) 99.1 Revised monthly distribution report pursuant to Section 5.06 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 02-May-2007 03:15.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bear Stearns Asset Backed Securities I Trust 2007-HE2
Date:	May 17, 2007	By: EMC Mortgage Corporation, as Master Servicer
/s/ Jenna Kemp
Name: Jenna Kemp
Title: Executive Vice President